Litigation (Details)	12 Months Ended					12 Months Ended					12 Months Ended														1 Months Ended		12 Months Ended
	Dec. 31, 2013 Pending Litigation CHF	Dec. 31, 2013 Pending Litigation Minimum CHF	Dec. 31, 2013 Pending Litigation Maximum CHF	Dec. 31, 2013 Tax and securities law matters CHF	Apr. 03, 2014 Tax and securities law matters Subsequent Event CHF	Dec. 31, 2013 Credit Suisse Securities (USA) LLC Research-related litigation Punitive class action lawsuits US District Court for the District of Massachusetts USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Enron-related litigation
Connecticut Resources Recovery Authority v. Lay, et al
US District Court for the Southern District of Texas (SDT)
Minimum
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Enron-related litigation
Connecticut Resources Recovery Authority v. Lay, et al
US District Court for the Southern District of Texas (SDT)
Maximum
USD ($)
									Dec. 31, 2013 Credit Suisse Securities (USA) LLC Enron-related litigation Silvercreek Management Inc v. Citigroup, Inc., et al US District Court for the Southern District of Texas (SDT) USD ($)	Dec. 31, 2013 Credit Suisse Securities (USA) LLC NCFE-related litigation Bond investors of National Century Financial Enterprises US District Court for the Southern District of Ohio (SDO) USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Refco-related litigation - SPhinX action
Joint Official Liquidators of various SPinX Funds and the trustee of the SPinX Trust
New York state court
Minimum
USD ($)
												Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Class action litigations Punitive class action lawsuits US District Court for the District of New Mexico USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
Tsereteli v. Residential Asset Securitization Trust 2006-A8
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5
US District Court for the Southern District of New York (SDNY)
USD ($)
																Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Cambridge Place Investment Management Inc. Massachusetts state court USD ($)	Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Charles Schwab Corporation California state court USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Massachusetts Mutual Life Insurance Company
US District Court for the District of Massachusetts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
The Union Central Life Insurance Company
US District Court for the Southern District of New York (SDNY)
USD ($)
																				Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Western & Southern Life Insurance Company Ohio state court USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Allstate Insurance Company
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
IKB Deutsche Industriebank AG
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
																							Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Prudential Insurance Company US District Court for the District of New Jersey USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac
US District Court for the Southern District of New York (SDNY)
USD ($)

Mar. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac
US District Court for the Southern District of New York (SDNY)
Subsequent Event
USD ($)

Feb. 28, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac
US District Court for the Southern District of New York (SDNY)
Subsequent Event
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Landesbank Baden-Wuerttemberg
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
																													Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Phoenix Light SF Ltd. Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Royal Park Investments SA/NV
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
Circuit court of Montgomery County, Alabama
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
																																		Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Minnesota Life Insurance Company Minnesota state court USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union
US District Court for the District of Kansas
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Deutsche Zentral-Genossenschaftsbank AG, New York Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Seattle action
Various state courts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - San Francisco action
Various state courts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Chicago action
Various state courts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Indianapolis action
Various state courts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Boston action
Various state courts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Commerzbank AG, London Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
																																												Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Monoline insurer disputes MBIA Insurance Corp. Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2013 Credit Suisse Securities (USA) LLC Mortgage-related matters - Monoline insurer disputes Assured Guaranty Corp. Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Monoline insurer disputes
Financial Guaranty Insurance Company
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Monoline insurer disputes
CIFG Assurance North America, Inc.
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-5
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Loan Trust Series 2006-HE7
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2006-8
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2007-1
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2007-2
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2013
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2007-3
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)
																																																							Dec. 31, 2013 Credit Suisse AG Singapore Branch Singapore MAS matter Monetary Authority of Singapore Minimum SGD	Dec. 31, 2013 Credit Suisse AG Singapore Branch Singapore MAS matter Monetary Authority of Singapore Maximum SGD
Dec. 31, 2013
Bank parent company and other subsidiaries
Bank loan litigation
Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer
US District Court for the District of Idaho
Minimum
USD ($)
																																																										Dec. 31, 2013 Bank parent company and other subsidiaries Auction rate securities Elbit Systems Ltd. US District Court for the Northern District of Illinois Minimum USD ($)	Dec. 31, 2013 Credit Suisse AG Tax and securities law matters US Securities and Exchange Commission (SEC) USD ($)	Dec. 31, 2013 Credit Suisse AG Tax and securities law matters US Securities and Exchange Commission (SEC) CHF
Litigation provisions
Balance at beginning of period	1,157,000,000			470,000,000	895,000,000
Increases in litigation accruals	2,109,000,000
Decreases in litigation accruals	(141,000,000)
Decreases for settlement and other cash payments	(762,000,000)
Foreign exchange translation	(31,000,000)
Balance at end of period	2,332,000,000			470,000,000	895,000,000
Range of possible losses that are not covered by existing provisions		0	2,400,000,000
Litigation disclosures
Estimated damages						3,900,000,000	130,000,000	180,000,000	280,000,000		800,000,000																																					500,000,000	730,000,000	319,000,000	436,000,000	400,000,000	495,000,000	206,000,000			24,000,000,000	16,000,000
of which deposits at Refco											263,000,000
Face amount of debt securities										1,900,000,000
NCFE preferred stock										12,000,000
RMBS offerings by third party													26,000,000,000				1,400,000,000	110,000,000		276,000,000				880,000,000				141,000,000			311,000,000	283,000,000	394,000,000					19,000,000,000	3,300,000,000	2,600,000,000	5,700,000,000		2,300,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC													34.20%				9.00%	97.00%		94.00%				26.00%			100.00%	20.00%			49.00%	12.00%	23.00%					11.00%	1.00%	9.00%	7.00%		6.00%
Value of RMBS issued by third party underwritten by CSS LLC													8,900,000,000		1,600,000,000	525,000,000	125,000,000	107,000,000	65,000,000	260,000,000	187,000,000	97,000,000	461,000,000	230,000,000			200,000,000	28,000,000	362,000,000	360,000,000	153,000,000	34,000,000	92,000,000	43,000,000	311,000,000	138,000,000	249,000,000	2,200,000,000	38,000,000	224,000,000	373,000,000	229,000,000	148,000,000	770,000,000	570,000,000	240,000,000
RMBS issued by third party, amount related to settlement by CSS LLC																									16,600,000,000	1,400,000,000
Original principal balance of loans demanded to be repurchased																																												475,000,000	2,200,000,000	37,000,000
Guaranteed payments on a credit default swap																																															396,000,000
Fines, judgments and settlements paid												11,500,000		11,000,000											885,000,000																																		196,000,000	175,000,000
of which disgorgement																																																											82,000,000
of which prejudgment interest																																																											64,000,000
of which civil money penalty																																																											50,000,000
Additional Statutory Reserves, deposited with the Monetary Authority of Singapore in a non-interest bearing account																																																							400,000,000	600,000,000